UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300    Indianapolis, IN 46208

                (Address of principal executive offices)                                                             (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 11/30

Date of reporting period: 8/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on
Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

1492 Small Cap Growth Fund

Schedule of Investments

August 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.82%

Consumer Discretionary — 9.73%
Apollo Group, Inc. - Class A *	3,377	$93,779
Bridgepoint Education, Inc. *	4,208	52,895
DeVry Education Group, Inc.	1,903	81,696
Rentrak Corp. *	2,599	132,705
RetailMeNot, Inc. *	2,407	44,891
Shoe Carnival, Inc.	2,618	56,366
Skechers U.S.A., Inc. *	1,570	91,641

		553,973

Energy — 10.12%
Goodrich Petroleum Corp. *	3,553	78,521
Matrix Service Co. *	1,316	37,124
Patterson-UTI Energy, Inc.	2,538	87,662
PBF Energy, Inc.	2,537	72,076
Penn Virginia Corp. *	4,171	62,648
RSP Permian, Inc. *	2,652	75,847
Sanchez Energy Corp. *	3,363	111,618
Synergy Resources Corp. *	3,761	50,623

		576,119

Financials — 12.99%
BofI Holding, Inc. *	2,095	161,294
C1 Financial, Inc. *	1,868	32,055
Evercore Partners, Inc.	851	43,597
Federated National Holding Co.	6,661	164,527
HFF, Inc. - Class A	3,158	94,740
Home Bancshares, Inc.	1,420	42,245
Raymond James Financial, Inc.	1,721	94,035
Stifel Financial Corp. *	2,247	107,586

		740,079

Health Care — 15.42%
BioTelemetry, Inc. *	9,115	66,722
CAS Medical Systems, Inc. *	12,605	19,916
Cepheid, Inc. *	1,490	59,645
Charles River Laboratories International, Inc. *	759	44,857
EnteroMedics, Inc. *	13,525	19,746
Keryx Biopharmaceuticals, Inc. *	3,824	69,559
Ligand Pharmaceuticals, Inc. - Class B *	1,604	83,472
NeoGenomics, Inc. *	14,037	74,817
OraSure Technologies, Inc. *	5,110	42,566
PAREXEL International Corp. *	763	43,064
Salix Pharmaceuticals Ltd. *	1,756	279,397
Staar Surgical Co. *	6,485	74,642

		878,403

Industrials — 17.04%
Ceco Environmental Corp.	4,681	65,815
Con-way, Inc.	837	42,896
Dycom Industries, Inc. *	173	5,399
Great Lakes Dredge & Dock Corp. *	7,845	59,779
Landstar System, Inc.	625	42,416
Marten Transport Ltd.	3,585	70,983
MasTec, Inc. *	1,392	42,456
MiX Telematics Ltd. ADR *	5,951	53,678

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Fair Value
Common Stocks — 97.82% - continued

Industrials — 17.04% - continued
Orion Marine Group, Inc. *	4,348	$43,958
Powell Industries, Inc.	986	51,952
Power Solutions International, Inc. *	947	64,727
Primoris Services Corp.	2,710	78,698
Roadrunner Transportation Systems, Inc. *	2,606	65,619
Sterling Construction Co., Inc. *	9,217	78,529
Swift Transportation Co. *	1,873	39,670
United Rentals, Inc. *	1,392	163,769

		970,344

Information Technology — 25.53%
Alliance Fiber Optic Products, Inc.	2,877	42,637
Atmel Corp. *	4,778	42,333
Bottomline Technologies (de), Inc. *	2,670	75,187
CalAmp Corp. *	4,374	84,331
Calix, Inc. *	3,868	40,614
CoStar Group, Inc. *	304	44,004
FleetMatics Group PLC *	2,590	85,004
KVH Industries, Inc. *	3,432	42,660
LivePerson, Inc. *	5,921	76,440
Magic Software Enterprises Ltd.	12,183	87,596
Microsemi Corp. *	3,725	99,234
Multi-Fineline Electronix, Inc. *	3,883	39,335
Numerex Corp. - Class A *	4,626	52,991
Pandora Media, Inc. *	3,370	91,125
PDF Solutions, Inc. *	3,376	67,419
Proofpoint, Inc. *	1,403	55,952
Saba Software, Inc. *	8,302	116,228
Synaptics, Inc. *	345	28,324
Tangoe, Inc. *	5,960	82,963
Textura Corp. *	2,263	65,220
Ultimate Software Group, Inc./The *	238	34,984
Virtusa Corp. *	2,913	99,188

		1,453,769

Real Estate Investment Trust — 1.15%
Physicians Realty Trust	4,426	65,549

Telecommunication Services — 5.84%
8x8, Inc. *	9,027	70,140
Cogent Communications Holdings, Inc.	1,689	58,541
inContact, Inc. *	16,231	148,676
ORBCOMM, Inc. *	8,835	55,042

		332,399

Total Common Stocks (Cost $5,288,468)		5,570,635

Money Market Securities — 1.93%

Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (a)	109,849	109,849

Total Money Market Securities (Cost $109,849)		109,849

Total Investments – 99.75% (Cost $5,398,317)		5,680,484

See accompanying notes which are an integral part of this schedule of investments.

Other Assets in Excess of Liabilities – 0.25%	$14,342

TOTAL NET ASSETS – 100.00%	$5,694,826

(a)	Rate disclosed is the seven day yield as of August 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

Tax related - At August 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$602,810
Unrealized depreciation	(324,355)

Net unrealized appreciation	$278,455

Aggregate cost of securities for income tax purposes	$5,402,029

See accompanying notes which are an integral part of this schedule of investments.

1492 Small Cap Growth Fund

Related Notes to the Schedule of Investments

August 31, 2014

(Unaudited)

Security Transactions and Related Income - The 1492 Small Cap Growth Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The Long Term Highest Cost method (or specific identification) is used for determining gains or losses for financial statements and income tax purposes. The Long Term Highest Cost method assumes that, when a security is sold, the tax lot with the highest cost and qualifying for long term capital gain (loss) treatment is sold first. If no tax lots for a security sold qualify for long term capital gain (loss) treatment, then the Fund will default to clearing the highest cost tax lot with short term capital gain (loss) characteristics. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

1492 Small Cap Growth Fund

Related Notes to the Schedule of Investments - continued

August 31, 2014

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual fund. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the 1492 Small Cap Growth Fund’s investments as of August 31, 2014:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$5,570,635	$—	$—	$5,570,635

Money Market Securities	109,849	—	—	109,849

Total	$5,680,484	$—	$—	$5,680,484

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between fair value hierarchy levels during the period ended August 31, 2014.

Symons Value Institutional Fund

Schedule of Investments

August 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 88.37%

Agricultural Products — 0.89%
Ingredion, Inc.	10,685	$852,236

Biotechnology — 1.18%
Amgen, Inc.	8,110	1,130,372

Brewers — 4.70%
Ambev SA ADR *	485,000	3,535,650
Molson Coors Brewing Co. - Class B	13,150	972,443

		4,508,093

Electric Utilities — 8.10%
Duke Energy Corp.	38,640	2,858,974
Entergy Corp.	25,210	1,951,506
PPL Corp.	85,359	2,955,982

		7,766,462

Gold — 3.06%
Goldcorp, Inc.	85,600	2,402,792
Sibanye Gold Ltd. ADR	56,175	527,483

		2,930,275

Health Care Services — 2.19%
Express Scripts Holding Co. *	28,450	2,103,308

Household Products — 4.66%
Procter & Gamble Co.	53,740	4,466,331

Integrated Telecommunication Services — 6.89%
AT&T, Inc.	92,850	3,246,036
Orange SA ADR	220,920	3,353,566

		6,599,602

IT Consulting & Other Services — 1.82%
International Business Machines Corp.	9,070	1,744,161

Leisure Products — 1.80%
Hasbro, Inc.	32,840	1,729,190

Multi-Utilities — 7.05%
Alliant Energy Corp.	32,820	1,919,642
Consolidated Edison, Inc.	49,930	2,890,448
PG&E Corp.	41,830	1,944,258

		6,754,348

Oil & Gas Drilling — 1.81%
Transocean Ltd.	44,970	1,738,091

Oil & Gas Exploration & Production — 2.58%
Anadarko Petroleum Corp.	21,900	2,467,911

Packaged Foods & Meats — 14.55%
Campbell Soup Co.	90,690	4,064,726
ConAgra Foods, Inc.	94,970	3,058,034
Hershey Co./The	38,490	3,518,756
Kellogg Co.	34,920	2,268,752
Kraft Foods Group, Inc.	17,500	1,030,750

		13,941,018

See accompanying notes which are an integral part of this schedule of investments.

Symons Value Institutional Fund

Schedule of Investments

August 31, 2014 (Unaudited) - continued

	Shares	Fair Value
Common Stocks — 88.37% - continued

Pharmaceuticals — 8.21%
GlaxoSmithKline PLC ADR	39,800	$1,954,180
Novo-Nordisk A/S ADR	65,580	3,014,057
Teva Pharmaceutical Industries Ltd. ADR	55,145	2,896,215

		7,864,452

Precious Metals & Minerals — 2.96%
Silver Wheaton Corp.	113,310	2,833,883

Soft Drinks — 3.69%
PepsiCo, Inc.	38,270	3,539,592

Systems Software — 4.11%
CA, Inc.	67,000	1,892,080
Oracle Corp.	49,350	2,049,506

		3,941,586

Tobacco — 4.11%
Philip Morris International, Inc.	45,990	3,935,824

Wireless Telecommunication Services — 4.01%
Rogers Communications, Inc.	94,160	3,840,786

Total Common Stocks (Cost $70,992,164)		84,687,521

Real Estate Investment Trusts — 5.27%
Digital Realty Trust, Inc.	34,500	2,251,125
Senior Housing Properties Trust	119,830	2,795,634

Total Real Estate Investment Trusts (Cost $4,551,101)		5,046,759

Money Market Securities — 6.17%

Fidelity Institutional Money Market Treasury Only - Class I, 0.01% (a)	5,912,412	5,912,412

Total Money Market Securities (Cost $5,912,412)		5,912,412

Total Investments – 99.81% (Cost $81,455,677)		$95,646,692

Other Assets in Excess of Liabilities – 0.19%		181,392

TOTAL NET ASSETS – 100.00%		$95,828,084

(a)	Rate disclosed is the seven day yield as of August 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

Symons Value Institutional Fund

Schedule of Investments

August 31, 2014 (Unaudited) - continued

Tax related - At August 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$14,396,595
Unrealized depreciation	(218,915)

Net unrealized appreciation	$14,177,680

Aggregate cost of securities for income tax purposes	$81,469,012

See accompanying notes which are an integral part of this schedule of investments.

Symons Small Cap Institutional Fund

Schedule of Investments

August 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 83.95%

Apparel Retail — 1.45%
Brown Shoe Co., Inc.	1,270	$37,897

Biotechnology — 1.16%
Momenta Pharmaceuticals, Inc. *	2,570	30,300

Construction & Farm Machinery — 1.31%
Lindsay Corp.	440	34,223

Data Processing & Outsourced Services — 2.03%
NeuStar, Inc. - Class A *	1,790	52,787

Diversified Chemicals — 1.45%
LSB Industries, Inc. *	940	37,647

Education Services — 0.99%
K12, Inc. *	1,370	25,797

Electric Utilities — 5.66%
El Paso Electric Co.	2,330	91,662
Empire District Electric Co./The	2,160	55,836

		147,498

Electrical Components & Equipment — 1.63%
Brady Corp. - Class A	990	26,354
II-VI, Inc. *	1,160	16,194

		42,548

Environmental & Facilities Services — 1.05%
Tetra Tech, Inc.	1,070	27,285

Fertilizers & Agricultural Chemicals — 1.47%
Intrepid Potash, Inc. *	2,490	38,172

Food Distributors — 2.93%
Andersons, Inc./The	1,110	76,335

Food Retail — 1.11%
Fresh Market, Inc./The *	870	29,015

Gas Utilities — 5.99%
Laclede Group, Inc./The	1,240	61,318
New Jersey Resources Corp.	690	36,039
South Jersey Industries, Inc.	1,010	58,530

		155,887

Gold — 1.87%
Allied Nevada Gold Corp. *	9,180	35,068
Golden Star Resources Ltd. *	28,360	13,670

		48,738

Health Care Equipment — 1.02%
Masimo Corp. *	1,180	26,479

See accompanying notes which are an integral part of this schedule of investments.

Symons Small Cap Institutional Fund

Schedule of Investments

August 31, 2014 (Unaudited) - continued

	Shares	Fair Value
Common Stocks — 83.95% - continued

Home Entertainment Software — 1.35%
Take-Two Interactive Software, Inc. *	1,500	$35,265

Home Improvement Retail — 1.66%
Sears Hometown and Outlet Stores, Inc. *	2,250	43,155

Hotels, Resorts & Cruise Lines — 2.17%
Northwestern Corp.	1,170	56,488

Integrated Telecommunication Services — 2.03%
Atlantic Tele-Network, Inc.	900	52,776

Movies & Entertainment — 3.61%
DreamWorks Animation SKG, Inc. - Class A *	4,300	93,890

Multi-Utilities — 2.33%
Avista Corp.	1,870	60,700

Oil & Gas Equipment & Services — 2.13%
McDermott International, Inc. *	4,060	29,232
Seventy Seven Energy, Inc. *	1,120	26,286

		55,518

Oil & Gas Exploration & Production — 1.77%
Approach Resources, Inc. *	1,420	25,390
Energy XXI Bermuda Ltd.	1,260	20,790

		46,180

Packaged Foods & Meats — 17.58%
B&G Foods, Inc.	2,660	80,332
Cal-Maine Foods, Inc.	610	48,257
Chiquita Brands International, Inc. *	3,820	53,098
Diamond Foods, Inc. *	1,220	33,635
Flowers Foods, Inc.	2,362	46,248
Post Holdings, Inc. *	1,420	52,497
Sanderson Farms, Inc.	470	43,860
Snyder’s-Lance, Inc.	2,150	58,609
TreeHouse Foods, Inc. *	500	41,260

		457,796

Paper Products — 1.04%
Clearwater Paper Corp. *	390	26,988

Precious Metals & Minerals — 4.76%
Coeur Mining, Inc. *	2,560	20,275
Dominion Diamond Corp. *	4,260	57,638
First Majestic Silver Corp. *	4,500	46,080

		123,993

Reinsurance — 1.54%
Endurance Specialty Holdings Ltd.	690	40,068

Semiconductors — 1.13%
Cirrus Logic, Inc. *	1,220	29,500

See accompanying notes which are an integral part of this schedule of investments.

Symons Small Cap Institutional Fund

Schedule of Investments

August 31, 2014 (Unaudited) - continued

	Shares	Fair Value
Common Stocks — 83.95% - continued

Tires & Rubber — 1.54%
Cooper Tire & Rubber Co.	1,300	$40,079

Trucking — 1.23%
Knight Transportation, Inc.	1,260	31,941

Water Utilities — 6.96%
American States Water Co.	1,980	63,954
California Water Service Group	2,620	63,823
Connecticut Water Service, Inc.	1,620	53,379

		181,156

Total Common Stocks (Cost $1,973,136)		2,186,101

Real Estate Investment Trusts — 10.79%
Agree Realty Corp.	2,590	76,483
Associated Estates Realty Corp.	3,100	57,350
National Health Investors, Inc.	1,485	95,797
Washington Real Estate Investment Trust	1,850	51,393

Total Real Estate Investment Trusts (Cost $265,340)		281,023

Money Market Securities — 5.34%

Fidelity Institutional Money Market Treasury Only - Class I, 0.01% (a)	138,902	138,902

Total Money Market Securities (Cost $138,902)		138,902

Total Investments – 100.08% (Cost $2,377,378)		$2,606,026

Liabilities in Excess of Other Assets – (0.08)%		(2,049)

TOTAL NET ASSETS – 100.00%		$2,603,977

(a)	Rate disclosed is the seven day yield as of August 31, 2014.
*	Non-income producing security.

Tax related - At August 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$331,588
Unrealized depreciation	(96,404)

Net unrealized appreciation	$235,184

Aggregate cost of securities for income tax purposes	$2,370,842

See accompanying notes which are an integral part of this schedule of investments.

Symons Institutional Funds

Notes to the Financial Statements

August 31, 2014

(Unaudited)

Security Transactions and Related Income - The Symons Value Institutional Fund (the “Value Fund”) and Symons Small Cap Institutional Fund (the “Small Cap Fund”) (each a “Fund” and, collectively the “Funds”), follow industry practice and record security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or closing prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Symons Institutional Funds

Notes to the Financial Statements - continued

August 31, 2014

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds a Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of August 31, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$84,687,521	$—	$—	$84,687,521
Real Estate Investment Trusts	5,046,759	—	—	5,046,759
Money Market Securities	5,912,412	—	—	5,912,412

Total	$95,646,692	$—	$—	$95,646,692

*	Refer to the Schedule of Investments for industry classifications.

Symons Institutional Funds

Notes to the Financial Statements - continued

August 31, 2014

(Unaudited)

The following is a summary of the inputs used to value the Small Cap Fund’s investments as of August 31, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$2,186,101	$—	$—	$2,186,101
Real Estate Investment Trusts	281,023	—	—	281,023
Money Market Securities	138,902	—	—	138,902

Total	$2,606,026	$—	$—	$2,606,026

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended August 31, 2014.

Auer Growth Fund

Schedule of Investments

August 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.72%

Consumer Discretionary — 21.01%
Conn’s, Inc. *	20,000	$896,600
D.R. Horton, Inc.	135,000	2,926,800
LGI Homes, Inc. *	52,000	994,240
M/I Homes, Inc. *	140,000	3,186,400
Shiloh Industries, Inc. *	200,000	3,342,000
Standard Pacific Corp. *	410,000	3,431,700
Strattec Security Corp.	3,000	240,720
Superior Uniform Group, Inc.	11,000	239,250
Taylor Morrison Home Corp. - Class A *	70,000	1,388,800
William Lyon Homes - Class A *	28,000	714,840

		17,361,350

Consumer Staples — 0.13%
Omega Protein Corp. *	7,000	105,490

Energy — 21.69%
Atwood Oceanics, Inc. *	68,000	3,359,880
Bellatrix Exploration Ltd. *	110,000	851,400
Canadian Natural Resources Ltd.	6,000	261,300
Devon Energy Corp.	25,000	1,885,500
EnCana Corp.	4,500	103,635
Hornbeck Offshore Services, Inc. *	83,000	3,623,780
Memorial Production Partners LP (a)	17,000	397,800
Pacific Ethanol, Inc. *	20,000	462,200
PetroQuest Energy, Inc. *	265,000	1,764,900
SM Energy Co.	2,600	231,504
Triangle Petroleum Corp. *	100,000	1,199,000
Vaalco Energy, Inc. *	25,000	228,750
Vantage Drilling Co. *	2,000,000	3,560,000

		17,929,649

Financials — 18.15%
1347 Property Insurance Holdings, Inc. *	10,000	84,500
Amtrust Financial Services, Inc.	12,000	528,360
Atlas Financial Holdings, Inc. *	28,000	404,040
Bank of America Corp.	54,000	868,860
Bay Bancorp, Inc. *	22,000	105,600
BBX Capital Corp. *	22,000	412,280
Blackstone Group LP (a)	114,000	3,822,420
Colony Bankcorp, Inc. *	15,000	97,500
Consumer Portfolio Services, Inc. *	110,000	786,500
Federated National Holding Co.	5,000	123,500
First Horizon National Corp.	18,000	218,880
First Savings Financial Group, Inc.	9,000	223,200
Fortress Investment Group LLC - Class A (a)	26,000	193,960
Great Southern Bancorp, Inc.	3,300	104,511
Hennessy Advisors, Inc.	8,000	139,600
HMN Financial, Inc. *	9,000	110,340
International Bancshares Corp.	17,000	448,120
KCG Holdings, Inc. *	140,000	1,638,000
Kingstone Companies, Inc.	28,000	204,960
KKR & Co. LP (a)	8,000	187,920
Medallion Financial Corp.	17,000	205,700
Northeast Bancorp	10,000	94,200

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Schedule of Investments

August 31, 2014 (Unaudited) - continued

	Shares	Fair Value
Common Stocks — 99.72% - continued

Financials — 18.15% - continued
Old Second Bancorp, Inc. *	40,000	$190,000
Piper Jaffray Cos. *	5,000	266,800
Radian Group, Inc.	13,000	189,280
Santander Consumer USA Holdings, Inc.	85,000	1,582,700
Sussex Bancorp	10,500	99,750
United Insurance Holdings Corp.	65,000	1,049,100
Westwood Holdings Group, Inc.	3,500	208,600
White Mountains Insurance Group Ltd.	650	412,256

		15,001,437

Health Care — 5.44%
Fonar Corp. *	7,000	85,540
Gilead Sciences, Inc. *	41,000	4,410,780

		4,496,320

Industrials — 3.63%
Breeze-Eastern Corp. *	16,000	163,040
CTPartners Executive Search, Inc. *	10,000	179,500
Empire Resources, Inc.	17,000	96,730
MFRI, Inc. *	18,000	229,320
Sparton Corp. *	4,000	115,040
Spirit Aerosystems Holdings, Inc. *	25,000	958,750
Trinity Industries, Inc.	26,000	1,257,880

		3,000,260

Information Technology — 15.45%
Aehr Test Systems *	75,000	190,500
Alliance Fiber Optic Products, Inc.	15,000	222,300
Bel Fuse, Inc. - Class B	34,000	800,360
Blonder Tongue Laboratories *	67,000	111,890
Canadian Solar, Inc. *	52,000	1,842,880
Cartesian, Inc. *	22,500	92,700
Cohu, Inc.	32,000	393,600
IntriCon Corp. *	62,000	410,440
Lam Research Corp.	30,000	2,157,300
LRAD Corp. *	50,000	165,500
Mattson Technology, Inc. *	400,000	984,000
SYNNEX Corp. *	50,000	3,487,000
Teradyne, Inc.	23,000	473,570
Ultra Clean Holdings *	95,000	916,750
Wi-LAN, Inc.	135,000	523,800

		12,772,590

Materials — 9.56%
Avino Silver & Gold Mines Ltd. *	130,000	273,000
Fibria Celulose SA ADR *	35,000	1,000,300
Gold Resource Corp.	33,000	204,600
KapStone Paper and Packaging Corp. *	16,000	491,840
Lake Shore Gold Corp. *	650,000	728,000
Nevsun Resources Ltd.	217,000	900,550
Richmont Mines, Inc. *	200,000	556,000
Rio Alto Mining Ltd. *	125,000	357,500
Thompson Creek Metals Co., Inc. *	1,180,000	3,386,600

		7,898,390

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Schedule of Investments

August 31, 2014 (Unaudited) - continued

	Shares	Fair Value
Common Stocks — 99.72% - continued

Real Estate Investment Trusts — 4.40%
Blackstone Mortgage Trust, Inc.	7,000	$203,350
Chatham Lodging Trust	9,000	208,080
Sotherly Hotels, Inc.	12,000	97,920
Starwood Property Trust, Inc.	33,000	787,050
Strategic Hotels & Resorts, Inc. *	68,000	807,840
Walter Investment Management Corp. *	50,000	1,317,500
ZAIS Financial Corp.	11,000	213,180

		3,634,920

Utilities — 0.26%
AGL Resources, Inc.	4,000	213,240

Total Common Stocks (Cost $75,772,038)		82,413,646

Money Market Securities — 0.51%
Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (b)	424,735	424,735

Total Money Market Securities (Cost $424,735)		424,735

Total Investments – 100.23% (Cost $76,196,773)		$82,838,381

Liabilities in Excess of Other Assets – (0.23)%		(190,274)

TOTAL NET ASSETS – 100.00%		$82,648,107

(a)	Master Limited Partnership.
(b)	Rate disclosed is the seven day yield as of August 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

Tax related - At August 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$7,834,296
Unrealized depreciation	(996,931)

Net unrealized appreciation	$6,837,365

Aggregate cost of securities for income tax purposes	$76,001,016

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

August 31, 2014 – (Unaudited)

Security Transactions and Related Income – The Auer Growth Fund (“The Fund”) follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) and distributions from master limited partnership are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year is reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from master limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real-estate investment trusts and master limited partnerships, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

August 31, 2014 – (Unaudited)

Fixed income securities, when valued using market quotations in an active market, are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$82,413,646	$—	$—	$82,413,646
Money Market Securities	424,735	—	—	424,735

Total	$82,838,381	$—	$—	$82,838,381

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended August 31, 2014, there were no transfers between levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Roosevelt Multi-Cap Fund

Schedule of Investments

August 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.08%

Consumer Discretionary — 1.57%
Home Depot, Inc./The	29,302	$2,739,737

Consumer Staples — 5.83%
Archer-Daniels-Midland Co.	74,349	3,707,041
Boston Beer Co., Inc./The - Class A *	7,694	1,700,220
CVS Caremark Corp.	59,584	4,733,949

		10,141,210

Energy — 12.94%
EOG Resources, Inc.	51,600	5,669,808
Hess Corp.	55,935	5,655,029
Kinder Morgan Management LLC *	44,048	4,304,371
Plains GP Holdings LP (a)	60,292	1,860,611
Weatherford International PLC *	211,986	5,021,948

		22,511,767

Financials — 17.86%
American International Group, Inc.	93,256	5,227,931
CIT Group, Inc.	69,445	3,330,582
CME Group, Inc.	46,579	3,565,622
Discover Financial Services	124,225	7,747,913
Morgan Stanley	137,054	4,702,323
Wells Fargo & Co.	126,077	6,485,401

		31,059,772

Health Care — 14.83%
Biogen Idec, Inc. *	21,193	7,270,047
Celgene Corp. *	58,618	5,569,882
Mallinckrodt PLC *	45,549	3,711,788
Merck & Co., Inc.	58,196	3,498,162
Pfizer, Inc.	195,386	5,742,395

		25,792,274

Industrials — 10.95%
Eaton Corp. PLC	47,884	3,342,782
FANUC Corp. ADR	94,830	2,631,533
Flowserve Corp.	45,507	3,453,526
Kansas City Southern	39,151	4,516,459
Raytheon Co.	26,486	2,551,661
Timken Co.	56,465	2,557,300

		19,053,261

Information Technology — 19.10%
Apple, Inc.	56,645	5,806,112
Cognizant Technology Solutions Corp. - Class A *	67,984	3,108,908
Facebook, Inc. - Class A *	67,293	5,034,862
Microchip Technology, Inc.	92,808	4,531,815
Microsoft Corp.	102,075	4,637,267
NXP Semiconductor NV *	52,782	3,616,623
Stratasys Ltd. *	32,412	3,888,144
Visa, Inc. - Class A	12,233	2,599,757

		33,223,488

Materials — 8.10%
Alcoa, Inc.	104,497	1,735,695

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Schedule of Investments

August 31, 2014 (Unaudited) - continued

	Shares	Fair Value
Common Stocks — 95.08% - continued

Materials — 8.10% - continued

Lyondellbasell Industries NV - Class A	71,991	8,232,171
Sherwin-Williams Co./The	8,075	1,761,238
TimkenSteel Corp.	49,365	2,358,660

		14,087,764

Real Estate Investment Trust — 0.97%
Equity Commonwealth	62,585	1,682,285

Utilities — 2.93%
NextEra Energy, Inc.	33,256	3,274,053
Oneok, Inc.	26,078	1,830,676

		5,104,729

Total Common Stocks (Cost $127,096,486)		165,396,287

Exchange-Traded Funds — 1.04%

ETRACS Alerian MLP Infrastructure Index ETN	39,203	1,811,963

Total Exchange-Traded Funds (Cost $1,724,042)		1,811,963

Money Market Securities — 3.81%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.09% (b)	6,621,692	6,621,692

Total Money Market Securities (Cost $6,621,692)		6,621,692

Total Investments – 99.93% (Cost $135,442,220)		173,829,942

Other Assets in Excess of Liabilities – 0.07%		121,023

TOTAL NET ASSETS – 100.00%		$173,950,965

(a)	Master Limited Partnership.
(b)	Rate disclosed is the seven day yield as of August 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

Tax related - At August 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$38,738,745
Unrealized depreciation	(353,880)

Net unrealized appreciation	$38,384,865

Aggregate cost of securities for income tax purposes	$135,445,077

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments

August 31, 2014

(Unaudited)

Security Transactions and Related Income - The Roosevelt Multi-Cap Fund (the “Fund”) follows industry practice and records security transactions on the trade date. The average cost method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, and exchange-traded funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when The Roosevelt Investment Group, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments – continued

August 31, 2014

(Unaudited)

Fixed income securities, such as U.S. government securities, when valued using market quotations in an active market, are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$165,396,287	$—	$—	$165,396,287
Exchange-Traded Funds	1,811,963	—	—	1,811,963
Money Market Securities	6,621,692	—	—	6,621,692

Total	$173,829,942	$—	$—	$173,829,942

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended August 31, 2014.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, President

Date	10/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date	10/22/2014

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Interim Treasurer

Date	10/22/2014